Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,012,500.00
Total Fee Amount	968.43
Total Offset Amount	0.00
Net Fee	$ 968.43
Offering Table N/A
Offset Table N/A	N/A